Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Accounts receivable, net

6.    Accounts receivable, net

Accounts receivable consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable from real estate developers	1,579,913	1,023,787
Accounts receivable from individual customers	14,995	4,283
	1,594,908	1,028,070
Less: allowance for doubtful accounts	(710,168)	(557,073)
Accounts receivable, net	884,740	470,997

As of December 31, 2021 and 2022, the Group pledged accounts receivable from real estate developers of RMB84,333 and RMB44,889 as security for bank loans of RMB50,000 and RMB30,000 respectively (see note 13).

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2020, 2021 and 2022.

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	142,256	210,146	710,168
Provision (Reversal) for the year	67,967	500,336	(82,825)
Write-off	(77)	(314)	(70,270)
Balance at the end of the year	210,146	710,168	557,073

The provision of allowance for doubtful accounts was included in general and administrative expenses.